Debt (Narrative) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
7.875% Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Senior unsecured notes, stated rate	7.875%	7.875%
Debt Instrument, Unamortized Premium	$ 604,000	$ 639,000
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	648,400,000
Line Of Credit Facility Aggregate Maximum Borrowing Capacity	1,500,000,000
Total amount available for borrowings under credit facility	340,400,000
Senior Secured Credit Facility [Member] | Letters Of Credit [Member]
Debt Instrument [Line Items]
Letters of credit, outstanding amount	11,200,000
Senior Secured Credit Facility [Member] | Accordion Feature [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 300,000,000
Five Point Seventy Five Percentage Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Senior unsecured notes, stated rate	5.75%	5.75%
Five Point Six Two Five Percentage Senior Unsecured Notes [Member] [Domain]
Debt Instrument [Line Items]
Senior unsecured notes, stated rate	5.625%	5.625%
Amended Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Amended Facility [Member] | Senior Secured Credit Facility [Member] | Accordion Feature [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Minimum [Member]
Debt Instrument [Line Items]
Letter of Credit, Fee Percentage	1.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Minimum [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Letter of Credit, Fee Percentage	1.50%
Minimum [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Letter of Credit, Fee Percentage	0.50%
Maximum [Member]
Debt Instrument [Line Items]
Letter of Credit, Fee Percentage	2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.375%
Maximum [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Letter of Credit, Fee Percentage	2.50%
Maximum [Member] | Senior Secured Credit Facility [Member] | Letters Of Credit [Member]
Debt Instrument [Line Items]
Letters of credit, outstanding amount	$ 100,000,000
Maximum [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Letter of Credit, Fee Percentage	1.50%
Petroleum Products [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	$ 48,300,000